Fees Summary	Oct. 08, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 150,000,000.00
Previously Paid Amount	153.10
Total Fee Amount	20,730.00
Total Offset Amount	0.00
Net Fee	$ 20,576.90